[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

May 3, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account XI (Scarborough) File Nos.: 333-84159 and 811-09517

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Scarborough Advantage Variable Annuity Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 7 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 8 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 28, 2006.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Associate General Counsel and Vice President
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001